OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 45	$ 32
Prepaid expenses	700	707
Rent and motor leasing deposits	31	30
Others	53	163
Total other accounts receivable and prepaid expenses	$ 829	$ 932